Employee Benefits - Funded Status (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
United Kingdom | ICON Development Solutions Limited pension plan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ (41,813)		$ (43,988)
Fair value of plan assets	36,198		34,612	$ 32,016
Funded status	(5,615)		(9,376)
Non-current other liabilities (note 9)	(5,615)		(9,376)
United Kingdom | PRA Switzerland AG pension plan
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,017	$ 2,849
Switzerland | Aptiv Solutions pension plan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	(7,643)		(8,620)
Fair value of plan assets	6,964		7,601	$ 6,014
Funded status	(679)		(1,019)
Non-current other liabilities (note 9)	(679)		$ (1,019)
Switzerland | PRA Switzerland AG pension plan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	(4,990)
Fair value of plan assets	3,017
Funded status	(1,973)
Non-current other liabilities (note 9)	$ (1,973)